Financial instruments and risks - Summary of Significant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2023 $ / SFr	Dec. 31, 2023 $ / SFr $ / €	Dec. 31, 2023 $ / £ $ / SFr	Dec. 31, 2023 $ / R$ $ / SFr	Dec. 31, 2022 $ / SFr	Dec. 31, 2022 $ / € $ / SFr	Dec. 31, 2022 $ / SFr $ / £	Dec. 31, 2022 $ / R$ $ / SFr	Dec. 31, 2021 $ / SFr	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / R$	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / R$	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / R$
Disclosure of detailed information about financial instruments [abstract]
Spot rate (in dollars per share)	0.84110	0.84110	0.84110	0.84110	0.92447	0.92447	0.92447	0.92447					0.90580	0.78440	4.85250	0.93414	0.82761	5.28600
Average rate (in dollars per share)	0.89855	0.92478	0.80428	4.97372	0.95500	0.95146	0.81177	5.16678	0.91437	0.84579	0.72707	5.39288